Fidelity Advisor® Multi-Asset Income Fund
Class /Ticker
A /FWATX M /FAZYX C /FWBTX I /FAYZX Z /FIWBX
Summary Prospectus
March 1, 2023

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/fafunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated March 1, 2023 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund /Class:
Fidelity Advisor® Multi-Asset Income Fund
/A, M, C, I, Z

Investment Objective

Fidelity Advisor® Multi-Asset Income Fund seeks to provide a combination of income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%	4.00%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	1.00 % B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

B On Class C shares redeemed less than one year after purchase.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	None	None
Other expenses	0.20%	0.19%	0.21%	0.21%	0.11%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses A	1.02%	1.01%	1.78%	0.78%	0.68%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$500	$500	$499	$499	$281	$181	$80	$80	$69	$69
3 years	$712	$712	$709	$709	$560	$560	$249	$249	$218	$218
5 years	$941	$941	$936	$936	$964	$964	$433	$433	$379	$379
10 years	$1,598	$1,598	$1,587	$1,587	$1,894	$1,894	$966	$966	$847	$847

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 256 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in income producing securities of all types.
  Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities.
  Investing in domestic and foreign issuers.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
Principal Investment Risks
  Asset Allocation Risk.
If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Floating Rate Loans.
A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes.
Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.
Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.
Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
Foreign exchange rates also can be extremely volatile.
  Prepayment.
The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  High Portfolio Turnover.
High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .   You could lose money by investing in the fund.
Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. Although the indexes have characteristics relevant to the fund's investment strategies, the fund's composite index provides information that may be helpful in understanding the fund's risk profile, and does not necessarily reflect how the fund will implement its investment strategy. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit institutional.fidelity.com for more recent performance information.

Year-by-Year Returns

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.

2016	2017	2018	2019	2020	2021	2022
10.55%	5.94%	- 3.25%	22.84%	16.26%	17.40%	- 13.08%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.09%	June 30, 2020
Lowest Quarter Return	- 13.94%	June 30, 2022

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2022	Past 1 year	Past 5 years	Life of class
Class A - Return Before Taxes	- 16.56%	6.24%	6.55 % A
Return After Taxes on Distributions	- 17.74%	5.10%	5.10 % A
- Return After Taxes on Distributions and Sale of Fund Shares	- 9.54%	4.50%	4.56 % A
Class M - Return Before Taxes	- 16.52%	6.28%	6.58 % B
Class C - Return Before Taxes	- 14.53%	6.31%	6.36 % C
Class I - Return Before Taxes	- 12.87%	7.38%	7.42 % D
Class Z - Return Before Taxes	- 12.77%	-	8.46 % E
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	- 13.01%	0.02%	0.84%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index (reflects no deduction for fees, expenses, or taxes)	- 15.26%	5.03%	6.52%

A From September 9, 2015

B From September 9, 2015
C From September 9, 2015
D From September 9, 2015
E From October 2, 2018
Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Adam Kramer (Lead Portfolio Manager) has managed the fund since 2015.
Ford O'Neil (Co-Portfolio Manager) has managed the fund since 2015.
Ramona Persaud (Co-Portfolio Manager) has managed the fund since 2017.
Purchase and Sale of Shares
You may buy or sell shares through a retirement account or through an investment professional.
You may buy or sell shares in various ways:
Internet
institutional.fidelity.com
Phone
To reach a Fidelity representative 1-877-208-0098
Mail
Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015
Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.
The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.
The price to buy one share of Class C, Class I, or Class Z is its NAV.
Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.
The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).
The price to sell one share of Class I or Class Z is its NAV.
Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.
Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2023 FMR LLC. All rights reserved.
1.9865886.111	AMAI-SUM-0323

Fidelity Advisor® Multi-Asset Income Fund
Class /Ticker
Fidelity® Multi-Asset Income Fund/ FMSDX
In this summary prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this summary prospectus.
Summary Prospectus
March 1, 2023

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at www.fidelity.com/funddocuments. You can also get this information at no cost by calling 1-800-FIDELITY or by sending an e-mail request to fidfunddocuments@fidelity.com. The fund's prospectus and SAI dated March 1, 2023 are incorporated herein by reference.
245 Summer Street, Boston, MA 02210

Fund Summary
Fund /Class:
Fidelity Advisor® Multi-Asset Income Fund
/Fidelity® Multi-Asset Income Fund

Investment Objective

Fidelity Advisor® Multi-Asset Income Fund seeks to provide a combination of income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.18%
Acquired fund fees and expenses	0.02%
Total annual operating expenses A	0.75%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$77
3 years	$240
5 years	$417
10 years	$930

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 256 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in income producing securities of all types.
  Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities.
  Investing in domestic and foreign issuers.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.
  Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
Principal Investment Risks
  Asset Allocation Risk.
If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective.
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Floating Rate Loans.
A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss.
  Interest Rate Changes.
Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure.
Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.
Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
Foreign exchange rates also can be extremely volatile.
  Prepayment.
The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
  High Portfolio Turnover.
High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .   You could lose money by investing in the fund.
Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. Although the indexes have characteristics relevant to the fund's investment strategies, the fund's composite index provides information that may be helpful in understanding the fund's risk profile, and does not necessarily reflect how the fund will implement its investment strategy. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns

2019	2020	2021	2022
23.14%	16.55%	17.80%	- 12.83%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.14%	June 30, 2020
Lowest Quarter Return	- 13.88%	June 30, 2022

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2022	Past 1 year	Life of class A
Fidelity® Multi-Asset Income Fund
Return Before Taxes	- 12.83%	8.55%
Return After Taxes on Distributions	- 14.16%	7.27%
Return After Taxes on Distributions and Sale of Fund Shares	- 7.32%	6.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	- 13.01%	0.38%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index (reflects no deduction for fees, expenses, or taxes)	- 15.26%	5.68%

A From March 28, 2018

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Adam Kramer (Lead Portfolio Manager) has managed the fund since 2015.
Ford O'Neil (Co-Portfolio Manager) has managed the fund since 2015.
Ramona Persaud (Co-Portfolio Manager) has managed the fund since 2017.
Purchase and Sale of Shares
You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com
Phone
Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555
To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired
1-800-544-0118
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.
Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2023 FMR LLC. All rights reserved.
1.9887229.105	MAI-SUM-0323